Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
8.	GOODWILL

Goodwill allocated to reportable segments as of December 31, 2016 and 2015 and changes in the carrying amount of goodwill during the years ended December 31, 2016 and 2015 are as follows:

	Automotive and Discrete Group (ADG)	Microcontrollers and Digital ICs Group (MDG)	Analog and MEMS Group (AMG)	Others	Total
December 31, 2014	—	80	2	—	82

Foreign currency translation	—	(6)	—	—	(6)

December 31, 2015	—	74	2	—	76

Business combination	—	42	—	—	42

Foreign currency translation	—	(2)	—	—	(2)

December 31, 2016	—	114	2	—	116

As described in Note 26, during the first quarter of 2016, the internal organization changed to align with the Company’s strategic focus on Smart Driving and on Internet of Things applications and this resulted in a change in the Company’s reportable segments. Goodwill was allocated to the new reportable segments following the allocation of the reporting units for which it was related. The Company also completed an assessment of any potential goodwill impairment immediately prior to the reallocation and determined that no impairment existed.

As described in Note 7, the acquisition of ams’s NFC and RFID Reader business resulted in the recognition of a $42 million goodwill which has been included in the MDG segment to align the goodwill for the acquired businesses with the segment for which their activities will be reported.

During the third quarter of 2016, the Company performed its annual impairment campaign. The Company did not elect to perform a qualitative assessment. The impairment test was conducted following a two-step process. In the first step, the Company compared the fair value of the reporting unit tested to its carrying value. Based upon the first step of the goodwill impairment test, no impairment was recorded since the fair value of the reporting unit exceeded its carrying value.

Goodwill as at December 31, 2016 and 2015 is net of accumulated impairment losses of $102 million, of which $96 million relates to the MDG segment and $6 million to Others. In 2016, 2015 and 2014, no impairment loss was recorded by the Company on any of its reporting units’ goodwill.